SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26SUBSEQUENT EVENTS

Between the reporting date and the date of these consolidated financial statements, Lind delivered notices to convert debt to common shares with a face value totaling USD 1,500. The Company elected to settle USD 500 of the debt in cash upon delivery of cash in-lieu of shares conversion notice for a total of USD 515, and the remaining USD 1,000 by issuing 216,148 Common Shares. All Common Shares have been issued in full.